Share Capital - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares		Mar. 31, 2020 shares $ / shares		Dec. 31, 2019 shares $ / shares		Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	1,272,931		1,714,421		1,272,931		1,714,421
Weighted average remaining contractual life of outstanding share options			5 years 3 months 25 days
Options Outstanding, Options Exercisable			663,853				663,853
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	886,144	[1]	860,379	[1]	886,144	[1]	860,379	[1]	875,433	591,609
Weighted average remaining contractual life of outstanding share options	3 years 11 months 15 days		4 years 4 months 13 days
Options Outstanding, Options Exercisable	513,378		414,066		513,378		414,066
Canadian Dollar [Member] | $11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.60		$ 11.70
Options Outstanding, Number Outstanding	1,105		6,667		1,105		6,667
Weighted average remaining contractual life of outstanding share options	6 months 7 days		11 months 8 days
Options Outstanding, Options Exercisable	1,105		6,667		1,105		6,667
Canadian Dollar [Member] | $3.28 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.66		$ 3.28
Options Outstanding, Number Outstanding	25,765		31,498		25,765		31,498
Weighted average remaining contractual life of outstanding share options	6 years 9 months 29 days		5 years 8 months 1 day
Options Outstanding, Options Exercisable	25,765		31,498		25,765		31,498
Canadian Dollar [Member] | $4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.28		$ 4.50
Options Outstanding, Number Outstanding	31,498		18,936		31,498		18,936
Weighted average remaining contractual life of outstanding share options	5 years 5 months 1 day		3 years 3 months 10 days
Options Outstanding, Options Exercisable	31,498		18,936		31,498		18,936
Canadian Dollar [Member] | $4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.50		$ 4.54
Options Outstanding, Number Outstanding	18,936		743,122		18,936		743,122
Weighted average remaining contractual life of outstanding share options	3 years 11 days		6 years 9 months 3 days
Options Outstanding, Options Exercisable	18,936		296,807		18,936		296,807
Canadian Dollar [Member] | $4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.54		$ 4.80
Options Outstanding, Number Outstanding	743,122		3,040		743,122		3,040
Weighted average remaining contractual life of outstanding share options	3 years 11 months 26 days		8 months 15 days
Options Outstanding, Options Exercisable	370,354		3,040		370,354		3,040
Canadian Dollar [Member] | $7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.80		$ 7.49
Options Outstanding, Number Outstanding	3,040		5,590		3,040		5,590
Weighted average remaining contractual life of outstanding share options	5 months 16 days		5 years 6 months 7 days
Options Outstanding, Options Exercisable	3,040		5,590		3,040		5,590
Canadian Dollar [Member] | $9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 7.49		$ 9.00
Options Outstanding, Number Outstanding	5,590		11,481		5,590		11,481
Weighted average remaining contractual life of outstanding share options	5 years 3 months 8 days		5 years 6 months 7 days
Options Outstanding, Options Exercisable	5,590		11,481		5,590		11,481
Canadian Dollar [Member] | $9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.00		$ 9.60
Options Outstanding, Number Outstanding	11,481		1,105		11,481		1,105
Weighted average remaining contractual life of outstanding share options	5 years 3 months 8 days		9 months 7 days
Options Outstanding, Options Exercisable	11,481		1,105		11,481		1,105
Canadian Dollar [Member] | $12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 11.70		$ 12.00
Options Outstanding, Number Outstanding	6,667		1,948		6,667		1,948
Weighted average remaining contractual life of outstanding share options	8 months 9 days		11 months 4 days
Options Outstanding, Options Exercisable	6,667		1,948		6,667		1,948
Canadian Dollar [Member] | $30.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 12.00		$ 30.00
Options Outstanding, Number Outstanding	1,948		28,260		1,948		28,260
Weighted average remaining contractual life of outstanding share options	8 months 5 days		1 year 7 months 24 days
Options Outstanding, Options Exercisable	1,948		28,260		1,948		28,260
Canadian Dollar [Member] | $30.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.00		$ 30.60
Options Outstanding, Number Outstanding	28,260		2,096		28,260		2,096
Weighted average remaining contractual life of outstanding share options	1 year 4 months 24 days		11 months 23 days
Options Outstanding, Options Exercisable	28,260		2,096		28,260		2,096
Canadian Dollar [Member] | $32.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.60		$ 32.40
Options Outstanding, Number Outstanding	2,096		810		2,096		810
Weighted average remaining contractual life of outstanding share options	8 months 23 days		1 year 29 days
Options Outstanding, Options Exercisable	2,096		810		2,096		810
Canadian Dollar [Member] | $45.30 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 32.40		$ 45.30
Options Outstanding, Number Outstanding	810		560		810		560
Weighted average remaining contractual life of outstanding share options	9 months 29 days		7 months 9 days
Options Outstanding, Options Exercisable	810		560		810		560
Canadian Dollar [Member] | $51.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 45.30		$ 51.60
Options Outstanding, Number Outstanding	560		5,266		560		5,266
Weighted average remaining contractual life of outstanding share options	4 months 9 days		5 months 8 days
Options Outstanding, Options Exercisable	560		5,268		560		5,268
Canadian Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 51.60
Options Outstanding, Number Outstanding	5,266				5,266
Weighted average remaining contractual life of outstanding share options	2 months 8 days
Options Outstanding, Options Exercisable	5,268				5,268
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	386,787	[1]	854,042	[1]	386,787	[1]	854,042	[1]	50,349
Weighted average remaining contractual life of outstanding share options	4 years 3 months 26 days		6 years 3 months 10 days
Options Outstanding, Options Exercisable	763,165		249,787		763,165		249,787
US Dollar [Member] | $3.72 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares					$ 3.40		$ 3.72
Options Outstanding, Number Outstanding	294,273		40,000		294,273		40,000
Weighted average remaining contractual life of outstanding share options	6 years 1 month 13 days		2 years 8 months 8 days
Options Outstanding, Options Exercisable	197,273		0		197,273		0
US Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares							$ 1.55
Options Outstanding, Number Outstanding			50,349				50,349
Weighted average remaining contractual life of outstanding share options			1 year 11 months 19 days
Options Outstanding, Options Exercisable			50,349				50,349
US Dollar [Member] | $2.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares					$ 1.55		$ 2.20
Options Outstanding, Number Outstanding	50,349		469,420		50,349		469,420
Weighted average remaining contractual life of outstanding share options	1 year 8 months 19 days		6 years 6 months 10 days
Options Outstanding, Options Exercisable	50,349		2,165		50,349		2,165
US Dollar [Member] | $3.40 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares					$ 2.20		$ 3.40
Options Outstanding, Number Outstanding	2,165		294,273		2,165		294,273
Weighted average remaining contractual life of outstanding share options	2 years 3 months 19 days		6 years 4 months 13 days
Options Outstanding, Options Exercisable	2,165		197,273		2,165		197,273
US Dollar [Member] | $3.72 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares					$ 3.72
Options Outstanding, Number Outstanding	40,000				40,000
Weighted average remaining contractual life of outstanding share options	2 years 5 months 9 days
Options Outstanding, Options Exercisable
US Dollar [Member] | Exercise Price [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	386,787				386,787
Weighted average remaining contractual life of outstanding share options	5 years 1 month 20 days
Options Outstanding, Options Exercisable	249,787				249,787

[1]	After giving consideration for 30:1 share consolidation effected June 20, 2018.